Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting [Abstract]
Assets, Gross amounts presented in consolidated balance sheets	$ 31	$ 29
Assets, Gross amounts not offset in consolidated balance sheets	30	28
Assets, Net amounts	1	1
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(343)	(170)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(30)	(28)
Liabilities, Net Amounts	$ (313)	$ (142)